Basis of Presentation (Details) - Schedule of consolidated financial statements - DeepGreen Metals Inc. [Member]	12 Months Ended
Dec. 31, 2020
DeepGreen Engineering Pte. Ltd. (“DGE”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Mineral exploration
Location	Singapore
Proportion of Interest Held by the Parent	100.00%
DeepGreen Resources LLC (“DGL”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	USA
Proportion of Interest Held by the Parent	100.00%
NORI [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Mineral exploration
Location	Republic of Nauru
Proportion of Interest Held by the Parent	100.00%
Nauru Education and Training Foundation Inc. (“NEAT”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	Republic of Nauru
Proportion of Interest Held by the Parent	100.00%
Nauru Health and Environment Foundation Incorporated (“NHEF”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	Republic of Nauru
Proportion of Interest Held by the Parent	100.00%
Tonga Offshore Mining Ltd. (“TOML”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Mineral exploration
Location	Tonga
Proportion of Interest Held by the Parent	100.00%
Koloa Moana Resources Ltd. (“Koloa Moana”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	Canada
Proportion of Interest Held by the Parent	100.00%
Offshore Minerals Pte. Ltd. (“Offshore Minerals”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Mineral exploration
Location	Australia
Proportion of Interest Held by the Parent	100.00%
DeepGreen TOML Singapore Ltd. (TOML Singapore”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Mineral exploration
Location	Singapore
Proportion of Interest Held by the Parent	100.00%
DeepGreen TOML Holding 1 (“TOML Hold 1”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	British Virgin Islands
Proportion of Interest Held by the Parent	100.00%
DeepGreen TOML Holding 1 (“TOML Hold 2”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	British Virgin Islands
Proportion of Interest Held by the Parent	100.00%
The Metals Company Nauru Holding LLC (“Nauru Holding”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	USA
Proportion of Interest Held by the Parent	100.00%
The Metals Company LLC (“TMC”) [Member]
Condensed Financial Statements, Captions [Line Items]
Principal Activity	Holding Company
Location	USA
Proportion of Interest Held by the Parent	100.00%